Note 2 - Summary of Significant Accounting Policies (Details) - Summary of Accrued Expenses and Other Current Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued compensation	$ 1,107	$ 1,183
Other	158	192
	$ 1,265	$ 1,375